Other Operating Expenses - Master Settlements Agreement - Additional Information (Details) £ in Millions, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2020 State	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) State	Dec. 31, 2017 USD ($) State	Dec. 31, 2016 State	Dec. 31, 2015 USD ($)	Dec. 31, 2014 GBP (£) State	Dec. 31, 2014 USD ($) State	Dec. 31, 2013 State	Dec. 31, 2012 USD ($) State
Other Operating Expenses [Line Items]
Master settlement agreement | £		£ 2,387		£ 2,486		£ 2,783
R J Reynolds Tobacco Company | Texas, Minnesota and Mississippi
Other Operating Expenses [Line Items]
Payments of litigation claim settlements							$ 8
R J Reynolds Tobacco Company | Payment obligation | Florida
Other Operating Expenses [Line Items]
Master settlement agreement							241
R J Reynolds Tobacco Company | Resolution of claims
Other Operating Expenses [Line Items]
Master settlement agreement			$ 37
R J Reynolds Tobacco Company | Resolution of claims | Texas, Minnesota and Mississippi
Other Operating Expenses [Line Items]
Master settlement agreement							264
R J Reynolds Tobacco Company | Final resolution | Texas and Minnesota
Other Operating Expenses [Line Items]
Master settlement agreement				£ 12	$ 17
R J Reynolds Tobacco Company | Master Settlement Agreement and State Settlement Agreements
Other Operating Expenses [Line Items]
Master settlement agreement			2,951		3,420		3,572
Settlement cash payments			$ 3,129		$ 3,744		$ 2,848
R J Reynolds Tobacco Company | Master settlement agreement | Illinois
Other Operating Expenses [Line Items]
Additional credit received | £													£ 26
Claims related to period 2003 to 2012 | R J Reynolds Tobacco Company | Master settlement agreement
Other Operating Expenses [Line Items]
Number of states | State										2	0		2	2	3	17
Increase of income related to payment obligation																$ 1,000
Credit period													5 years	5 years		5 years
Additional credit received														$ 170
Claims related to period 2004 to 2014 | R J Reynolds Tobacco Company | Master settlement agreement
Other Operating Expenses [Line Items]
Credit period													4 years	4 years
Claims related to period 2004 to 2014 | R J Reynolds Tobacco Company | Master settlement agreement | Five-Year Period from 2016
Other Operating Expenses [Line Items]
Additional credit received												$ 285
Claims related to period 2004 to 2014 | R J Reynolds Tobacco Company | Master settlement agreement | Five-Year Period from 2017
Other Operating Expenses [Line Items]
Credit period										5 years
Additional credit recognised										$ 61
Claims related to period 2004 To 2019 | R J Reynolds Tobacco Company | Master settlement agreement
Other Operating Expenses [Line Items]
Number of states | State									9
Claims related to period 2004 to 2017 | R J Reynolds Tobacco Company | Master settlement agreement | Five-Year Period from 2018
Other Operating Expenses [Line Items]
Credit period									5 years
Additional credit recognised									$ 182
Claims related to period 2004 to 2017 | R J Reynolds Tobacco Company | Master settlement agreement | Five-Year Period from 2019
Other Operating Expenses [Line Items]
Credit period								5 years
Additional credit recognised								$ 205
Claims related to period 2004 To 2024 | R J Reynolds Tobacco Company | Master settlement agreement
Other Operating Expenses [Line Items]
Number of states | State	10								1
Claims related to period 2004 To 2018 | R J Reynolds Tobacco Company | Master settlement agreement | Five-Year Period from 2019
Other Operating Expenses [Line Items]
Credit period		5 years	5 years
Additional credit recognised			$ 130